Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000089779 | 589378108 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000089779 | 705015105 | Pearson plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089779 | 45765U103 | Insight Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000089779 | 009158106 | Air Products and Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089779 | 844895102 | Southwest Gas Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089779 | 043436104 | Asbury Automotive Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000089779 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089779 | 29430C102 | Vestis Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089779 | 98585X104 | YETI Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089779 | 30161Q104 | Exelixis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089779 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089779 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089779 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089779 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089779 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089779 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000089779 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000089779 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000089779 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000089779 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000089779 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.60%
C000089779 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.40%
C000089779 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000089780 | 589378108 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000089780 | 705015105 | Pearson plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089780 | 45765U103 | Insight Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000089780 | 009158106 | Air Products and Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089780 | 844895102 | Southwest Gas Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089780 | 043436104 | Asbury Automotive Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000089780 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089780 | 29430C102 | Vestis Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089780 | 98585X104 | YETI Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089780 | 30161Q104 | Exelixis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089780 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089780 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089780 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089780 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089780 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089780 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000089780 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000089780 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000089780 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000089780 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000089780 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.60%
C000089780 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.40%
C000089780 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000089781 | 589378108 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000089781 | 705015105 | Pearson plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089781 | 45765U103 | Insight Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000089781 | 009158106 | Air Products and Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089781 | 844895102 | Southwest Gas Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089781 | 043436104 | Asbury Automotive Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000089781 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089781 | 29430C102 | Vestis Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089781 | 98585X104 | YETI Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089781 | 30161Q104 | Exelixis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089781 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089781 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089781 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089781 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089781 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089781 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000089781 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000089781 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000089781 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000089781 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000089781 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.60%
C000089781 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.40%
C000089781 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%